Share based payments (Details)		12 Months Ended
	Jul. 10, 2019	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2017 shares
Stock Options [Abstract]
Share consolidation ratio	0.166667
Number of Units [Abstract]
Share options granted (in shares)		1,320,000		0
Share Options [Member]
Stock Options [Abstract]
Termination term		90 days
Number of Units [Abstract]
Share options granted (in shares)		4,432,000	11,330,641	0
Fair value of share options granted		$ 8,230,000	$ 16,919,000		£ 6,416,000	£ 13,258,000
Weighted remaining contractual life of options outstanding		5 years 5 months 12 days	6 years 2 months 8 days	4 years 11 months 8 days
Share Options [Member] | Bottom of Range [Member]
Stock Options [Abstract]
Vesting period		3 years
Option term		7 years
Number of Units [Abstract]
Exercise price of outstanding options (in sterling per share) | £ / shares				£ 0.93	£ 0.76	£ 0.76
Share Options [Member] | Top of Range [Member]
Stock Options [Abstract]
Option term		10 years
Number of Units [Abstract]
Exercise price of outstanding options (in sterling per share) | £ / shares				£ 2.88	£ 1.79	£ 1.50
Warrants [Member]
Number of Units [Abstract]
Outstanding (in shares)		9,312,062	17,541,815	3,818,325	9,312,062	17,541,815	3,850,580
Granted (in shares)		0	18,841,378
Number of other equity instruments issued in connection with the admission to the AIM in share-based payment arrangement (in shares)		345,542	345,542
Weighted remaining contractual life of outstanding		3 months 18 days	1 year 3 months 18 days	2 years 3 months 18 days
Exercise price of other than options outstanding (in sterling per share) | £ / shares				£ 1.44	£ 1.44	£ 1.44
Zero Cost Warrants [Member] | Aegerion [Member]
Number of Units [Abstract]
Outstanding (in shares)		8,966,520	17,196,273	0	8,966,520	17,196,273
Restricted Stock Units [Member]
Number of Units [Abstract]
Outstanding (in shares)		1,549,910	0		1,549,910	0
Granted (in shares)		1,556,960	0	0
Fair value of units granted | $		$ 2,609,000
Weighted remaining contractual life of outstanding		2 years 7 months 2 days
Restricted Stock Units [Member] | Bottom of Range [Member]
Number of Units [Abstract]
Outstanding (in shares)		1,556,960			1,556,960